Leases (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases	Leases
65 Grove Street Lease
In July 2019, the Company entered into a lease with BRE-BMR Grove LLC for 25,078 square feet of laboratory and office space located at 65 Grove Street, Watertown, Massachusetts, or the Watertown Lease. On September 1, 2022, the Company entered into an amendment to the Watertown Lease, or the Lease Agreement Amendment, to expand the Company’s laboratory and office space located at 65 Grove Street, Watertown, Massachusetts by approximately 7,216 square feet. In connection with the Lease Agreement Amendment, the Company secured a letter of credit for the Watertown Lease from Silicon Valley Bank, a division of First-Citizens Bank & Trust Company (successor by purchase to the Federal Deposit Insurance Corporation as Receiver for Silicon Valley Bridge Bank, N.A. (as successor to Silicon Valley Bank)), or SVB, for $1.6 million as of December 31, 2022.
In May 2023, the Company received notice from BRE-BMR Grove LLC that the requirements to reduce the amount of the letter of credit for the Watertown Lease had been met. In connection therewith, in June 2023, the Company secured a letter of credit from JPMorgan Chase Bank, N.A. for $1.4 million, which is recognized as long-term restricted cash as of March 31, 2024 and December 31, 2023, and renews automatically each year. The $1.6 million letter of credit with SVB was released from restriction and returned to the Company on July 17, 2023, and therefore was reclassified into cash and cash equivalents in the consolidated balance sheets.
On October 6, 2022, the Company entered into a sublease agreement to sublease 7,216 square feet of space currently rented by the Company at 65 Grove Street, Watertown, Massachusetts. The sublease commenced on October 24, 2022, and the term expired on March 31, 2024. On October 31, 2023, in connection with entering into Amendment No. 1 to the Sobi License as described in Note 13, the Company entered into a sublease agreement with Sobi to sublease approximately 5,600 square feet of space currently rented by the Company at 65 Grove Street, Watertown, Massachusetts for which Sobi paid $1.0 million upfront rental payment. The sublease commenced on November 6, 2023, when the Company, Sobi, and BRE-BMR Grove LLC, executed a Consent to Sublease. The term of the sublease expires on November 5, 2024 with no option to extend the sublease term. As of March 31, 2024 and December 31, 2023, deferred rent of $0.6 million and $0.8 million is included within accrued expenses and other current liabilities in the consolidated balance sheets. Sublease income is included within other income, net in the consolidated statements of operations and comprehensive income (loss).
During the year ended December 31, 2023, the Company determined that the right-of-use asset related to the operating lease for approximately 7,216 square feet at 65 Grove Street was partially impaired as of November 30, 2023. As a result, the Company recognized a $0.7 million right-of-use asset impairment charge in the fourth quarter of 2023.
704 Quince Orchard Road Leases
In connection with the Merger, the Company acquired two operating leases for office and laboratory space in Gaithersburg, Maryland. The leases expire in January 2027 and do not contain any renewal rights. The discount rate of 11.5% was determined based on the Company’s incremental borrowing rate adjusted for the lease term.
7495 New Horizon Way Lease
On February 28, 2024, the Company entered into a lease agreement with 7495 RP, LLC, or the Landlord, pursuant to which it agreed to lease from the Landlord the manufacturing space located at 7495 New Horizon Way, Frederick, Maryland, or the Frederick Lease Agreement. The space consists of 19,199 leasable square feet of integrated manufacturing and office space. The initial term of the Frederick Lease Agreement is expected to commence once the Landlord has obtained legal possession of the premises free of the existing tenant and delivered full possession of the premises to the Company, or the Commencement Date, which had not occurred as of March 31, 2024. Upon the Commencement Date, which was determined to be May 1, 2024, the Company will assess the classification of the lease and measure the right-of-use asset and lease liability. The Frederick Lease Agreement will terminate approximately seven years following the Commencement Date. The Company will have one option to extend the term of the Frederick Lease Agreement for a period of five years at a cost of 100% of the then-fair market value, not to exceed 103% of the then-current base rent. The base rent for the initial term is $0.1 million per month. The Company paid first month’s rent of $0.1 million upon execution of the Frederick Lease Agreement and paid a cash security deposit of $0.3 million, both of which are classified as prepaid expenses and other current assets on the consolidated balance sheet.
For the three months ended March 31, 2024 and 2023, the components of lease costs were as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Operating lease cost	$775	$696
Variable lease cost	397	142
Short-term lease cost	3	3
Less: Sublease income	(510)	(255)
Total lease cost	$665	$586
The maturity of the Company’s operating lease liabilities as of March 31, 2024 were as follows (in thousands):

March 31, 2024
2024 (remainder)	$2,316
2025	3,164
2026	3,248
2027	3,017
2028	946
Thereafter	—
Total future minimum lease payments	12,691
Less: Imputed interest	2,234
Total operating lease liabilities	$10,457
The supplemental disclosure for the statement of cash flows related to operating leases was as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:	$761	$653
The changes in the Company’s right-of-use assets and lease liabilities for the three months ended March 31, 2024 and 2023 are reflected in the non-cash lease expense and accrued expenses and other liabilities, respectively, in the consolidated statements of cash flows.
The following summarizes additional information related to operating leases:

	March 31,
	2024	2023
Weighted-average remaining lease term	4.0 years	5.1 years
Weighted-average discount rate	9.9%	9.7%
Leases
65 Grove Street Lease
In July 2019, the Company entered into a lease with BRE-BMR Grove LLC for 25,078 square feet of laboratory and office space located at 65 Grove Street, Watertown, Massachusetts, or the Watertown Lease. As part of the Watertown Lease, the Company incurred $0.8 million in non-reimbursable construction costs. The lease began in March 2020, when the Company took control of the office space, and the lease term is 8 years. The discount rate of 8.9% was determined based on the Company’s incremental borrowing rate adjusted for the lease term, including any reasonably certain renewal periods. In connection with the Watertown Lease, the Company secured a letter of credit from Silicon Valley Bank, a division of First-Citizens Bank & Trust Company (successor by purchase to the Federal Deposit Insurance Corporation as Receiver for Silicon Valley Bridge Bank, N.A. (as successor to Silicon Valley Bank)), or SVB, for $1.6 million, of which $0.3 million is recognized as short-term restricted cash and $1.3 million is recognized as long-term restricted cash, as of December 31, 2022.
On September 1, 2022, the Company entered into an amendment, or the Lease Agreement Amendment, to its lease agreement with BRE-BMR Grove LLC, originally entered into on July 23, 2019, or the Lease Agreement, to expand the Company’s laboratory and office space located at 65 Grove Street, Watertown, Massachusetts by 7,216 square feet. The lease term began on September 1, 2022, consistent with when the Company took control of the office space and the expected lease term is 5.7 years. The discount rate of 11.3% was determined based on the Company’s incremental borrowing rate adjusted for the lease term including any reasonably certain renewal periods. Rent payments began in November 2022, and the base rent for the first year is $0.1 million per month. The Company recorded the right-of-use asset and operating lease liabilities of $3.2 million during the year ended December 31, 2022 as control of the premises was transferred to the Company.
On October 6, 2022, the Company entered into a sublease agreement to sublease 7,216 square feet of space currently rented by the Company at 65 Grove Street, Watertown, Massachusetts. The sublease commenced on October 24, 2022, when the Company, the sublessee and BRE-BMR Grove LLC, executed a Consent to Sublease. The term of the sublease expires on March 31, 2024 with no option to extend the sublease term. Sublease income is included within other income, net in the consolidated statements of operations and comprehensive income (loss).
As a result of the sublease agreement and Consent to Sublease, rent payments to BRE-BMR Grove LLC for the lease of the office space increased. The change of consideration in the contract was accounted for as a lease modification and the right-of-use asset and lease liability were remeasured at the modification date of October 24, 2022. The discount rate of 11.9% was determined based on the Company’s incremental borrowing rate adjusted for the lease term including any reasonably certain renewal periods as of October 24, 2022, resulting in a decrease of less than $0.1 million to both the right-of-use asset and lease liabilities.
In May 2023, the Company received notice from BRE-BMR Grove LLC that the requirements to reduce the amount of the letter of credit for the Watertown Lease had been met. In connection therewith, in June 2023, the Company secured a letter of credit from JPMorgan Chase Bank, N.A. for $1.4 million, which is recognized as long-term restricted cash as of December 31, 2023, and renews automatically each year. The $1.6 million letter of credit with SVB was released from restriction and returned to the Company on July 17, 2023, and therefore was reclassified into cash and cash equivalents in the consolidated balance sheets.
On October 31, 2023, in connection with entering into Amendment No. 1 to the License and Development Agreement with Sobi as described in Note 14, the Company entered into a sublease agreement with Sobi to sublease approximately 5,600 square feet of space currently rented by the Company at 65 Grove Street, Watertown, Massachusetts for which Sobi paid $1.0 million upfront rental payment. The sublease commenced on November 6, 2023, when the Company, Sobi, and BRE-BMR Grove LLC, executed a Consent to Sublease. The term of the sublease expires on November 5, 2024 with no option to extend the sublease term. As of December 31, 2023, deferred rent of $0.8 million is included within accrued expenses and other current liabilities in the consolidated balance sheets.
During the year ended December 31, 2023, the Company determined that the right-of-use asset related to the operating lease for approximately 7,216 square feet at 65 Grove Street was partially impaired as of November 30, 2023. As a result, the Company recognized a $0.7 million right-of-use asset impairment charge with $0.6 million and $0.1 million recognized in research and development and general and administrative operating expense categories, respectively, on its consolidated statements of operations and comprehensive income (loss) during the year ended December 31, 2023.
704 Quince Orchard Road Leases
In connection with the Merger, the Company acquired two operating leases for office and laboratory space in Gaithersburg, Maryland. The leases expire in January 2027 and do not contain any renewal rights. The discount rate of 11.5% was determined based on the Company’s incremental borrowing rate adjusted for the lease term.
Moscow, Russia Lease
The Company has a month-to-month facility agreement for Selecta (RUS)'s Moscow, Russia office. Rent expense is recognized as incurred.
Rent expense for the years ended December 31, 2023, 2022 and 2021 was $3.8 million, $3.2 million, and $2.9 million, respectively.
For the years ended December 31, 2023, 2022 and 2021, the components of lease costs were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease cost	$2,828	$2,276	$2,023
Variable lease cost	965	910	834
Short-term lease cost	8	11	10
Less sublease income	(1,172)	(176)	—
Total lease cost	$2,629	$3,021	$2,867
The maturity of the Company’s operating lease liabilities as of December 31, 2023 were as follows (in thousands):

December 31, 2023
2024	$3,077
2025	3,164
2026	3,248
2027	3,017
2028	946
Thereafter	—
Total future minimum lease payments	13,452
Less: Imputed interest	2,497
Total operating lease liabilities	$10,955
The supplemental disclosure for the statement of cash flows related to operating leases were as follows (in thousands):

	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:	$2,696	$2,048
Other than the initial recording and modification of the right-of-use asset and lease liability for the Watertown Lease during the year ended December 31, 2022 and the impairment on the right-of-use asset for the Watertown Lease and the assumption of the right-of-use assets and lease liabilities in connection with the Merger during the year ended December 31, 2023, which were non-cash, the changes in the Company’s right-of-use asset and lease liability for the years ended December 31, 2023 and 2022 are reflected in the non-cash lease expense and accrued expenses and other liabilities, respectively, in the consolidated statements of cash flows.
The following summarizes additional information related to operating leases:

	December 31,
	2023	2022
Weighted-average remaining lease term	4.3 years	5.4 years
Weighted-average discount rate	9.9%	9.7%